united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Rich Malinowski

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 9/30/18

Item 1. Reports to Stockholders.

Annual Report

September 30, 2018

Absolute Capital Asset Allocator Fund

Class A Shares (AAMAX)

Institutional Class Shares (AAMIX)

Investor Class Shares (AAMCX)

Absolute Capital Defender Fund

 Class A Shares (ACMAX)

Institutional Class Shares (ACMIX)

Investor Class Shares (ACMDX)

1-877-594-1249

www.abscapfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholder,

We are pleased to present the Annual Shareholder Report for the Absolute Capital Asset Allocator Fund and the Absolute Capital Defender Fund for the fiscal year ended September 30, 2018.

Over the one-year rolling period ended September 30, 2018, the market has continued to face many uncertainties. The FED has been raising rates, unemployment has continued to decline, new tax cuts have been passed, and there has been a general unease in the market by many even though the market has been careening towards becoming the longest running bull market of all time.

Our opinion has been and continues to be that the risks in the market have been rising and that volatility has increased and will remain at elevated levels over the next year. We believe that tactical management strategies, such as those deployed by Absolute Capital Management, can be a tool for navigating through such market conditions.

Absolute Capital Asset Allocator Fund

For the rolling one-year period ended September 30, 2018, the Fund’s Load Waived Class A Share returned 7.19% and for the rolling two-year period the Fund’s Load Waived Class A Share returned 9.08% on an annualized basis against the Morningstar Tactical Allocation Category of 5.33% on a one-year basis and 7.09% on a two-year annualized basis.

Absolute Capital Defender Fund

For the rolling one-year period ended September 30, 2018, the Fund’s Load Waived Class A Share returned 5.23% and for the rolling two-year period the Fund’s Load Waived Class A Share returned 7.39% on an annualized basis against the Morningstar Tactical Allocation Category of 5.33% on a one-year basis and 7.09% on a two-year annualized basis.

Thank you for investing with Absolute Capital Management. We look forward to continuing to navigate your investments through changing market conditions.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The maximum sales load for class A shares is 5.75%. For performance information current to the most recent month-end, please call toll-free 877-594-1249.

The benchmark referenced is for informational purposes only and are not reflective of any investment. As it is not possible to invest in the benchmark, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features. Past performance is no guarantee of future results.

Morningstar Tactical Allocation Category

Tactical Allocation portfolios seek to provide capital appreciation and income by actively shifting allocations across investments. These portfolios have material shifts across equity regions, and bond sectors on a frequent basis. To qualify for the tactical allocation category, the fund must have minimum exposures of 10% in bonds and 20% in equity. Next, the fund must historically demonstrate material shifts in sector or regional allocations either through a gradual shift over three years or through a series of material shifts on a quarterly basis. Within a three-year period, typically the average quarterly changes between equity regions and bond sectors exceeds 15% or the difference between the maximum and minimum exposure to a single equity region or bond sector exceeds 50%.

Views expressed in this letter are subject to change at any time based upon market or other conditions. These views may not be relied upon as investment advice.

8297-NLD-10/12/2018

Absolute Capital Asset Allocator Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2018

The Fund’s performance figures* for the periods ended September 30, 2018, compared to its benchmarks:

		Annualized
		Since Inception
	One Year	December 18, 2015
Absolute Capital Asset Allocator Fund - Class A	7.19%	7.02%
Absolute Capital Asset Allocator Fund - Class A with load **	1.01%	4.76%
Absolute Capital Asset Allocator Fund - Institutional Class	7.29%	7.05%
Absolute Capital Asset Allocator Fund - Investor Class	6.51%	6.31%
S&P 500 Total Return Index ***	17.91%	16.72%
Barclays Aggregate Bond Index ****	(1.22)%	1.53%
MSCI EAFE Index *****	2.74%	8.87%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total annual fund operating expense ratio, gross of fee waivers or expense reimbursements are 2.71%, 2.43%, and 3.43% for Class A, Institutional Class, and Investor Class, respectively per the Fund’s Prospectus dated February 1, 2018. For performance information current to the most recent month-end, please call 1-877-594-1249.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

****	Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade, fixed rate bond market securities, including government agency, corporate and mortgage-backed securities. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

*****	MSCI EAFE Index is an unmanaged market capitalization-weighted index designed to represent the performance of developed stock markets outside the United States and Canada. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Comparison of Change in Value of a $10,000 Investment

Since Inception December 18, 2015 through September 30, 2018

******	Initial investment has been adjusted for the maximum sales charge 5.75%.

Holdings by type of investment as of September 30, 2018	% of Net Assets
Exchange Traded Funds:
Equity Funds	62.7%
Debt Funds	24.8%
Other Assets Less Liabilities	12.5%
100.0%

Please refer to the Portfolio of Investments that follows in this annual report for a detailed listing of the Fund’s holdings.

Absolute Capital Defender Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2018

The Fund’s performance figures* for the periods ended September 30, 2018, compared to its benchmarks:

		Annualized
		Since Inception
	One Year	December 18, 2015
Absolute Capital Defender Fund - Class A	5.23%	4.72%
Absolute Capital Defender Fund - Class A with load **	(0.80)%	2.52%
Absolute Capital Defender Fund - Institutional Class	5.23%	4.72%
Absolute Capital Defender Fund - Investor Class	4.51%	4.00%
S&P 500 Total Return Index ***	17.91%	16.72%
Barclays Aggregate Bond Index ****	(1.22)%	1.53%
MSCI EAFE Index *****	2.74%	8.87%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total annual fund operating expense ratio, gross of fee waivers or expense reimbursements are 3.26%, 3.02%, and 4.02% for Class A, Institutional Class and Investor Class, respectively per the Fund’s Prospectus dated February 1, 2018. For performance information current to the most recent month-end, please call 1-877-594-1249.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

****	Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade, fixed rate bond market securities, including government agency, corporate and mortgage-backed securities. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

*****	MSCI EAFE Index is an unmanaged market capitalization-weighted index designed to represent the performance of developed stock markets outside the United States and Canada. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Comparison of Change in Value of a $10,000 Investment

Since Inception December 18, 2015 through September 30, 2018

******	Initial investment has been adjusted for the maximum sales charge 5.75%.

Holdings by type of investment as of September 30, 2018	% of Net Assets
Exchange Traded Funds:
Equity Funds	61.3%
Debt Funds	27.8%
Other Assets Less Liabilities	10.9%
100.0%

Please refer to the Portfolio of Investments that follows in this annual report for a detailed listing of the Fund’s holdings.

Absolute Capital Asset Allocator Fund
PORTFOLIO OF INVESTMENTS
September 30, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 87.5%
	DEBT FUNDS - 24.8%
49,400	Invesco BulletShares 2019 High Yield Corporate Bond ETF	$1,198,938
54,300	Invesco BulletShares 2020 High Yield Corporate Bond ETF	1,320,831
32,500	Invesco BulletShares 2021 High Yield Corporate Bond ETF	805,025
13,200	Janus Henderson Short Duration Income ETF	661,980
		3,986,774
	EQUITY FUNDS - 62.7%
8,600	Consumer Discretionary Select Sector SPDR Fund	1,008,092
3,700	Invesco QQQ Trust Series 1	687,423
5,800	Invesco S&P 500 Equal Weight Health Care ETF	1,195,322
16,500	iShares Core S&P Small-Cap ETF	1,439,460
5,900	iShares Edge MSCI USA Momentum Factor ETF	702,100
12,300	Schwab US Dividend Equity ETF	651,900
16,100	SPDR S&P Regional Banking ETF	956,662
5,900	Vanguard Dividend Appreciation ETF	653,130
3,900	Vanguard Growth ETF	628,056
5,000	Vanguard S&P 500 ETF	1,335,250
7,000	Vanguard Utilities ETF	825,090
		10,082,485

	TOTAL EXCHANGE TRADED FUNDS (Cost - $13,417,575)	14,069,259

	TOTAL INVESTMENTS - 87.5% (Cost $13,417,575)	$14,069,259
	OTHER ASSETS LESS LIABILITIES - 12.5%	2,010,959
	NET ASSETS - 100.0%	$16,080,218

ETF	Exchange Traded Fund

See accompanying notes to financial statements.

Absolute Capital Defender Fund
PORTFOLIO OF INVESTMENTS
September 30, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 89.1%
	DEBT FUNDS - 27.8%
70,100	Invesco BulletShares 2019 High Yield Corporate Bond ETF	$1,701,327
54,800	Invesco BulletShares 2020 High Yield Corporate Bonf ETF	1,332,994
30,600	Invesco BulletShares 2021 High Yield Corporate Bond ETF	757,962
9,000	Janus Henderson Short Duration Income ETF	451,350
		4,243,633
	EQUITY FUNDS - 61.3%
7,500	Consumer Discretionary Select Sector SPDR Fund	879,150
3,700	Invesco QQQ Trust Series 1	687,423
6,400	Invesco S&P 500 Equal Weight Health Care ETF	1,318,976
13,400	iShares Core S&P Small-Cap ETF	1,169,016
4,100	iShares Edge MSCI USA Momentum Factor ETF	487,900
8,900	Schwab US Dividend Equity ETF	471,700
16,800	SPDR S&P Regional Banking ETF	998,256
4,300	Vanguard Dividend Appreciation ETF	476,010
3,100	Vanguard Growth ETF	499,224
3,800	Vanguard S&P 500 ETF	1,014,790
11,600	Vanguard Utilities ETF	1,367,292
		9,369,737

	TOTAL EXCHANGE TRADED FUNDS (Cost - $13,228,171)	13,613,370

	TOTAL INVESTMENTS - 89.1% (Cost $13,228,171)	$13,613,370
	OTHER ASSETS LESS LIABILITIES - 10.9%	1,663,237
	NET ASSETS - 100.0%	$15,276,607

ETF	Exchange Traded Fund

See accompanying notes to financial statements.

Absolute Funds
Statements Of Assets and Liabilities
September 30, 2018

	Absolute Capital Asset	Absolute Capital
	Allocator Fund	Defender Fund
ASSETS
Investment securities, at cost	$13,417,575	$13,228,171
Investment securities, at value	$14,069,259	$13,613,370
Cash and cash equivalents	2,029,976	1,684,769
Receivable for Fund shares sold	186	136
Dividends and interest receivable	19,076	15,137
Prepaid expenses and other assets	15,206	17,091
TOTAL ASSETS	16,133,703	15,330,503

LIABILITIES
Payable to Advisor	6,176	3,607
Distribution fees (12b-1) payable	12,553	8,672
Audit Fee	16,886	16,886
Legal Fee	385	1,099
Printing Fee	310	1,363
Payable to Related Parties	14,961	20,870
Accrued expenses and other liabilities	2,214	1,399
TOTAL LIABILITIES	53,485	53,896
NET ASSETS	$16,080,218	$15,276,607

Net Assets Consist Of:
Paid in capital	$13,881,584	$13,923,776
Accumulated net realized gain from security transactions	1,546,950	967,632
Net unrealized appreciation of investments	651,684	385,199
NET ASSETS	$16,080,218	$15,276,607

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$2,033,000	$7,532,800
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	177,170	686,527
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.47	$10.97
Maximum offering price per share (maximum sales charge of 5.75%)	$12.17	$11.64

Institutional Class Shares:
Net Assets	$12.09	$11.38
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1.05	1.04
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.48	$10.97

Investor Class Shares:
Net Assets	$14,047,206	$7,743,795
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,244,650	717,874
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.29	$10.79

(a)	NAV may not recalculate due to rounding of shares

See accompanying notes to financial statements.

Absolute Funds
Statements of Operations
For the Year Ended September 30, 2018

	Absolute Capital Asset	Absolute Capital
	Allocator Fund	Defender Fund

INVESTMENT INCOME
Dividends	$311,922	$271,377
Interest	5,434	11,498
TOTAL INVESTMENT INCOME	317,356	282,875

EXPENSES
Investment advisory fees	166,158	150,894
Distribution (12b-1) fees:
Class A	6,278	17,475
Investor Class	141,046	80,993
Administrative services fees	33,460	33,460
Transfer agent fees	38,935	38,935
Accounting services fees	26,160	26,160
Registration fees	27,813	23,404
Audit fees	16,002	16,002
Trustees fees and expenses	16,093	16,093
Compliance officer fees	12,165	12,165
Printing and postage expenses	4,500	4,500
Legal fees	12,166	12,165
Shareholder service fees	3,599	3,599
Custodian fees	5,070	5,070
Insurance expense	496	496
Other expenses	1,000	1,000
TOTAL EXPENSES	510,941	442,411

Less: Fees waived by the Advisor	(81,211)	(87,290)
NET EXPENSES	429,730	355,121

NET INVESTMENT LOSS	(112,374)	(72,246)

REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain from investments	1,644,623	1,032,890
Distributions received from underlying investment companies	14,787	7,610
Net change in unrealized depreciation of investments	(470,892)	(252,502)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,188,518	787,998

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,076,144	$715,752

See accompanying notes to financial statements.

Absolute Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Absolute Capital Asset Allocator Fund		Absolute Capital Defender Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2018	September 30, 2017	September 30, 2018	September 30, 2017
FROM OPERATIONS
Net investment income/(loss)	$(112,374)	$(3,517)	$(72,246)	$14,447
Distributions received from underlying investment companies	14,787	855	7,610	898
Net realized gain from investments	1,644,623	649,445	1,032,890	362,257
Net change in unrealized appreciation/(depreciation) on investments	(470,892)	827,665	(252,502)	503,365
Net increase in net assets resulting from operations	1,076,144	1,474,448	715,752	880,967

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(10,643)	—	(19,487)
Institutional Class	—	— (a)	—	— (a)
Investor Class	—	(9,587)	—	(5,594)
From net realized gains
Class A	(111,476)	(28,315)	(163,833)	(23,479)
Institutional Class	— (a)	— (a)	— (a)	— (a)
Investor Class	(521,391)	(115,860)	(195,698)	(24,094)
Net decrease in net assets from distributions to shareholders	(632,867)	(164,405)	(359,531)	(72,654)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
Class A	558,315	1,283,579	3,244,924	3,890,751
Investor Class	2,205,992	7,595,028	3,121,582	4,102,278
Net asset value of shares issued in reinvestment of distributions:
Class A	108,103	38,210	153,813	41,254
Institutional Class	— (a)	— (a)	— (a)	— (a)
Investor Class	520,285	125,296	194,957	29,441
Payments for shares redeemed
Class A	(1,737,701)	(792,780)	(2,517,161)	(1,132,201)
Investor Class	(3,234,418)	(2,668,958)	(2,462,150)	(1,214,269)
Net increase/(decrease) in net assets from capital share transactions	(1,579,424)	5,580,375	1,735,965	5,717,254

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(1,136,147)	6,890,418	2,092,186	6,525,567

NET ASSETS
Beginning of Year	17,216,365	10,325,947	13,184,421	6,658,854
End of Year *	$16,080,218	$17,216,365	$15,276,607	$13,184,421
* Includes accumulated net investment loss of:	$—	$—	$—	$—

CAPITAL SHARE ACTIVITY
Class A
Shares Sold	50,072	123,018	301,486	380,651
Shares Reinvested	9,757	3,674	14,429	4,076
Shares Redeemed	(155,711)	(74,421)	(234,311)	(109,444)
Net increase/(decrease) in shares outstanding	(95,882)	52,271	81,604	275,283

Institutional Class
Shares Reinvested	— (b)	— (b)	— (b)	— (b)
Net increase in shares outstanding	—	—	—	—

Investor Class
Shares Sold	197,934	727,046	295,354	401,631
Shares Reinvested	47,471	12,083	18,497	2,921
Shares Redeemed	(289,935)	(249,103)	(228,922)	(118,817)
Net increase/(decrease) in shares outstanding	(44,530)	490,026	84,929	285,735

(a)	Distributions/Reinvestment were less than $1.

(b)	Distributions/Reinvestment were less than 1 share.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout the Period

	Absolute Capital Asset Allocator Fund
	Class A

	Year Ended		Year Ended	Period Ended
	September 30, 2018		September 30, 2017	September 30, 2016 (1)

Net Asset Value, Beginning of Period	$11.10		$10.16	$10.00
Activity from investment operations:
Net investment income/(loss) (2)	(0.00	)(9)	0.06	0.04
Net realized and unrealized gain on investments	0.78		1.03	0.12
Total from investment operations	0.78		1.09	0.16
Less distributions from:
Net investment income	—		(0.04)	—
Net realized gains	(0.41)		(0.11)	—
Total distributions	(0.41)		(0.15)	—
Net Asset Value, End of Period	$11.47		$11.10	$10.16
Total Return (3)	7.19%		10.89%	1.60	% (4)
Net Assets, At End of Period (000s)	$2,033		$3,031	$2,243
Ratio of gross expenses to average net assets (5,7)	2.43%		2.43%	4.47	% (6)
Ratio of net expenses to average net assets (7)	1.95%		1.95%	1.95	% (6)
Ratio of net investment income/(loss) to average net assets (7,8)	(0.04)%		0.57%	0.47	% (6)
Portfolio Turnover Rate	217%		144%	52	% (4)

(1)	The Fund commenced operations on December 18, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios of expenses to average net assets and net investment income/(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income/(loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Amount represents less than $0.01

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout the Period

	Absolute Capital Asset Allocator Fund
	Institutional Class

	Year Ended	Year Ended	Period Ended
	September 30, 2018	September 30, 2017	September 30, 2016 (1)

Net Asset Value, Beginning of Period	$11.10	$10.16	$10.00
Activity from investment operations:
Net investment income (2)	0.20	0.07	0.02
Net realized and unrealized gain on investments	0.59	1.02	0.14
Total from investment operations	0.79	1.09	0.16
Less distributions from:
Net investment income	—	(0.04)	—
Net realized gains	(0.41)	(0.11)	—
Total distributions	(0.41)	(0.15)	—
Net Asset Value, End of Period	$11.48	$11.10	$10.16
Total Return (3)	7.29%	10.89%	1.60	% (4)
Net Assets, At End of Period (5)	$12.09	$11.27	$10.16
Ratio of gross expenses to average net assets (6,8)	2.19%	1.70%	4.22	% (7)
Ratio of net expenses to average net assets (8)	1.70%	1.70%	1.70	% (7)
Ratio of net investment income to average net assets (8,9)	0.21%	0.65%	0.27	% (7)
Portfolio Turnover Rate	217%	144%	52	% (4)

(1)	The Fund commenced operations on December 18, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Not annualized.

(5)	Actual net asset amount.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout the Period

	Absolute Capital Asset Allocator Fund
	Investor Class

	Year Ended	Year Ended	Period Ended
	September 30, 2018	September 30, 2017	September 30, 2016 (1)

Net Asset Value, Beginning of Period	$11.00	$10.11	$10.00
Activity from investment operations:
Net investment income/(loss) (2)	(0.09)	(0.02)	0.00	(3)
Net realized and unrealized gain on investments	0.79	1.03	0.11
Total from investment operations	0.70	1.01	0.11
Less distributions from:
Net investment income	—	(0.01)	—
Net realized gains	(0.41)	(0.11)	—
Total distributions	(0.41)	(0.12)	—
Net Asset Value, End of Period	$11.29	$11.00	$10.11
Total Return (4)	6.51%	10.09%	1.10	% (5)
Net Assets, At End of Period (000s)	$14,047	$14,186	$8,083
Ratio of gross expenses to average net assets (6,8)	3.19%	3.15%	5.22	% (7)
Ratio of net expenses to average net assets (8)	2.70%	2.70%	2.70	% (7)
Ratio of net investment income/(loss) to average net assets (8,9)	(0.79)%	(0.16)%	0.01	% (7)
Portfolio Turnover Rate	217%	144%	52	% (5)

(1)	The Fund commenced operations on December 18, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01.

(4)	Total returns shown exclude the effect of applicable sales charges.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout the Period

	Absolute Capital Defender Fund
	Class A

	Year Ended	Year Ended	Period Ended
	September 30, 2018	September 30, 2017	September 30, 2016 (1)

Net Asset Value, Beginning of Period	$10.70	$9.86	$10.00
Activity from investment operations:
Net investment income/(loss) (2)	(0.01)	0.05	0.04
Net realized and unrealized gain/(loss) on investments	0.56	0.89	(0.18	) (3)
Total from investment operations	0.55	0.94	(0.14)
Less distributions from:
Net investment income	—	(0.05)	—
Net realized gains	(0.28)	(0.05)	—
Total distributions	(0.28)	(0.10)	—
Net Asset Value, End of Period	$10.97	$10.70	$9.86
Total Return (4)	5.23%	9.59%	(1.40	)% (5)
Net Assets, At End of Period (000s)	$7,533	$6,473	$3,252
Ratio of gross expenses to average net assets (6,8)	2.53%	2.98%	7.04	% (7)
Ratio of net expenses to average net assets (8)	1.95%	1.95%	1.95	% (7)
Ratio of net investment income/(loss) to average net assets (8,9)	(0.07)%	0.52%	0.57	% (7)
Portfolio Turnover Rate	249%	152%	47	% (5)

(1)	The Fund commenced operations on December 18, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Total returns shown exclude the effect of applicable sales charges.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	The ratios of expenses to average net assets and net investment income/(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout the Period

	Absolute Capital Defender Fund
	Institutional Class

	Year Ended	Year Ended	Period Ended
	September 30, 2018	September 30, 2017	September 30, 2016 (1)

Net Asset Value, Beginning of Period	$10.70	$9.86	$10.00
Activity from investment operations:
Net investment income/(loss) (2)	0.19	0.05	(0.02)
Net realized and unrealized gain/(loss) on investments	0.36	0.89	(0.12	) (3)
Total from investment operations	0.55	0.94	(0.14)
Less distributions from:
Net investment income	—	(0.05)	—
Net realized gains	(0.28)	(0.05)	—
Total distributions	(0.28)	(0.10)	—
Net Asset Value, End of Period	$10.97	$10.70	$9.86
Total Return (4)	5.23%	9.59%	(1.40	)% (5)
Net Assets, At End of Period (6)	$11.38	$10.81	$9.86
Ratio of gross expenses to average net assets (7,9)	2.28%	1.70%	6.79	% (8)
Ratio of net expenses to average net assets (9)	1.70%	1.70%	1.70	% (8)
Ratio of net investment income/(loss) to average net assets (9,10)	0.17%	0.47%	(0.29	)% (8)
Portfolio Turnover Rate	249%	152%	47	% (5)

(1)	The Fund commenced operations on December 18, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Total returns shown exclude the effect of applicable sales charges.

(5)	Not annualized.

(6)	Actual net asset amount.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized.

(9)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(10)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout the Period

	Absolute Capital Defender Fund
	Investor Class

	Year Ended	Year Ended	Period Ended
	September 30, 2018	September 30, 2017	September 30, 2016 (1)

Net Asset Value, Beginning of Period	$10.60	$9.81	$10.00
Activity from investment operations:
Net investment loss (2)	(0.09)	(0.02)	(0.00	) (3)
Net realized and unrealized gain/(loss) on investments	0.56	0.87	(0.19	) (4)
Total from investment operations	0.47	0.85	(0.19)
Less distributions from:
Net investment income	—	(0.01)	—
Net realized gains	(0.28)	(0.05)	—
Total distributions	(0.28)	(0.06)	—
Net Asset Value, End of Period	$10.79	$10.60	$9.81
Total Return (5)	4.51%	8.78%	(1.90	)% (6)
Net Assets, At End of Period (000s)	$7,744	$6,711	$3,407
Ratio of gross expenses to average net assets (7,9)	3.28%	3.74%	7.79	% (8)
Ratio of net expenses to average net assets (9)	2.70%	2.70%	2.70	% (8)
Ratio of net investment loss to average net assets (9,10)	(0.83)%	(0.24)	(0.03	) (8)
Portfolio Turnover Rate	249%	152%	47	% (6)

(1)	The Funds commenced operations on December 18, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01.

(4)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(5)	Total returns shown exclude the effect of applicable sales charges.

(6)	Not annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized.

(9)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Funds invest.

(10)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Absolute Funds
NOTES TO FINANCIAL STATEMENTS
September 30, 2018

1.	ORGANIZATION

Absolute Capital Asset Allocator Fund (the “Allocator Fund”) and the Absolute Capital Defender Fund (the “Defender Fund”), comprising the Absolute Funds (each a “Fund” and collectively, the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under laws of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of each of the Allocator Fund and the Defender Fund is to seek long-term capital appreciation. The Funds commenced operations on December 18, 2015.

Each Fund offers Class A, Institutional Class, and Investor Class shares. Institutional Class shares are not currently available for sale. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each share class represents an interest in the same assets of the applicable Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to any distribution and/or shareholder servicing plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

Each Fund may hold securities, such as private investments, interest in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018

closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2018 for the Funds’ assets and liabilities measured at fair value:

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018

Allocator Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$14,069,259	$—	$—	$14,069,259
Total Investments	$14,069,259	$—	$—	$14,069,259

Defender Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$13,613,370	$—	$—	$13,613,370
Total Investments	$13,613,370	$—	$—	$13,613,370

*	Refer to the Portfolios of Investments for classification.

The Funds did not hold any Level 3 securities during the year ended September 30, 2018.

There were no transfers into or out of any Level during the current period. It is each Fund’s policy to recognize transfers into or out of any level at the end of the reporting period.

Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) – Each Fund may invest in ETFs and ETNs. ETFs and ETNs are a type of index fund bought and sold on a securities exchange. Both an ETF and an ETN trade like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF and ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF and ETN could result in it being more volatile. Additionally, ETFs and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Security Transactions and Investment Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for the open tax periods ended September 30, 2016 and September 30, 2017, or expected to be taken in each Fund’s September 30, 2018 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and cash equivalents – The Funds consider their investment in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the year ended September 30, 2018, the aggregate purchases and sales of investments (excluding short-term investments) were:

	Absolute Capital	Absolute Capital
	Allocator Fund	Defender Fund
Purchases	$33,656,793	$35,596,236
Sales	$36,989,926	$32,472,652

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in a Fund. Each Fund is not intended to be a complete investment program. Many factors affect each Fund’s net asset value and performance.

●	Emerging Market Risk: The Underlying Funds in which the Funds invest may invest in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Funds may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to meet cash obligations or take advantage of other investment opportunities.

●	Exchange Traded Notes: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

●	Management Risk: The net asset value of the Funds change daily based on the performance of the securities and derivatives in which they invest. The adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Funds invest (long or short) may prove to be incorrect and may not produce the desired results.

●	Market Risk: The net asset value of the Funds will fluctuate based on changes in the value of the securities and derivatives in which the Funds invest. The Funds invest in securities and derivatives, which may be more volatile and carry more risk than some other forms of investment. The price of securities and derivatives may rise or fall because of

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018

economic or political changes. Security and derivative prices in general may decline over short or even extended periods of time. Market prices of securities and derivatives in broad market segments may be adversely affected by price trends in commodities, interest rates, exchange rates or other factors wholly unrelated to the value or condition of an issuer.

●	Underlying Funds Risk: The Funds invest in Underlying Funds. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to a Fund’s direct fees and expenses. When the Funds invest in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in a Fund may be more volatile than investments in other mutual funds. Short sales are speculative investments and will cause the Funds to lose money if the value of a security sold short by a Fund, or an Underlying Fund in which the Fund invests, does not go down as the adviser expects.

●	Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Funds’ returns, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Funds’ realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Absolute Capital Management, LLC serves as each Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee computed and accrued daily and paid monthly, based on each Fund’s average daily net assets and is computed at the annual rate of 1.00%. Pursuant to the advisory agreement, the Allocator Fund and Defender Fund accrued $166,158 and $150,894, respectively, in advisory fees for the year ended September 30, 2018.

The Advisor has entered into a contractual agreement (the “Waiver Agreement”) with each Fund under which it has agreed to waive and/or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, dividend expense, front end or contingent deferred loads, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 1.95%, 1.70% and 2.70% for Class A, Institutional Class and Investor Class, respectively, of the average daily net assets of each Fund through January 31, 2019. The Advisor may seek reimbursement for expenses waived or paid by it during the prior three years; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the year ended September 30, 2018, the Advisor waived fees and/or reimbursed expenses in the amount of $81,211 and $87,290 for the Allocator Fund and Defender Fund, respectively, pursuant to the Waiver Agreements. Cumulative waivers and expense reimbursements subject to the aforementioned reimbursements will expire September 30 of the following years:

	Allocator Fund	Defender Fund
2019	$107,416	$114,536
2020	$72,440	$104,261
2021	$81,211	$87,290

The Board, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for each of Class A and Investor Class shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25%, and 1.00% of the average daily net assets attributable to Class A and Investor Class shares, respectively. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. For the year ended September 30, 2018, pursuant to the Plans, Allocator Fund Class A and Investor Class paid $6,278 and $141,046, respectively. Defender Fund

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018

Class A and Investor Class paid $17,475 and $80,993, respectively.

The Distributor acts as each Fund’s principal underwriter in the continuous public offering of the Funds’ Class A, Institutional Class, and Investor Class shares. During the year ended September 30, 2018, the Distributor received $29 and $10 in underwriting commissions for sales of Class A for the Allocator Fund and Defender Fund, respectively, of which $4 and $1 was retained by the principal underwriter.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2018, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Asset Allocator Fund	$13,417,575	$746,238	$(94,554)	$651,684
Defender Fund	13,228,171	499,874	(114,675)	385,199

6.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the fiscal years ended September 30, 2018 and September 30, 2017 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
9/30/2018	Income	Capital Gains	Capital	Total
Asset Allocator Fund	$366,966	$265,901	$—	$632,867
Defender Fund	263,715	95,816	—	359,531

For fiscal year ended	Ordinary	Long-Term	Return of
9/30/2017	Income	Capital Gains	Capital	Total
Asset Allocator Fund	$164,405	$—	$—	$164,405
Defender Fund	72,561	93	—	72,654

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018

As of September 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Net Investment	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficit)
Asset Allocator Fund	$361,228	$1,185,722	$—	$—	$—	$651,684	$2,198,634
Defender Fund	123,975	843,657	—	—	—	385,199	1,352,831

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses to reduce short-term capital gains, and the reclassification of Fund distributions resulted in reclassifications for the Funds for the fiscal year ended September 30, 2018 as follows:

	Paid	Undistributed	Accumulated
	In	Net Investment	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Asset Allocator Fund	$—	$112,374	$(112,374)
Defender Fund	—	72,246	(72,246)

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of September 30, 2018, beneficial ownership in excess of 25% is as follows:

Portfolio	Beneficial Owner	% of Outstanding Shares
Asset Allocator	NFS, LLC	51%
Defender	NFS, LLC	35%
	Charles Schwab & Co.	34%

8.	RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In September 2018, the Securities and Exchange Commission released Final Rule 33-10532 captioned “Disclosure Update and Simplification” which is intended to amend certain disclosure requirements that have become redundant, duplicative, overlapping, outdated or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. These changes will be effective November 5, 2018. Management is currently evaluating the impact that this release will have on the Funds’ financial statements and related disclosures.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Absolute Capital Asset Allocator Fund and Absolute Capital Defender Fund and Board of Trustees of Northern Lights Fund Trust III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Absolute Capital Asset Allocator Fund and Absolute Capital Defender Fund (the “Funds”), each a series of Northern Lights Fund Trust III, as of September 30, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the three periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2015.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 29, 2018

Absolute Funds
EXPENSE EXAMPLES (Unaudited)
September 30, 2018

As a shareholder you incur two types of costs: (1) transaction costs, including sales loads; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Absolute Capital Asset Allocator Fund or Absolute Capital Defender Fund and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 through September 30, 2018.

Actual Expenses

The “Actual Expenses” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” column in the table below provide information about hypothetical account values and hypothetical expenses based on the each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical (5% return before
			Actual		expenses)
		Beginning
	Fund’s	Account	Ending	Expenses Paid	Ending	Expenses Paid
	Annualized	Value	Account Value	During Period *	Account Value	During *
	Expense Ratio	4/1/2018	9/30/2018	4/1/18-9/30/18	9/30/2018	4/1/18-9/30/18
Class A:
Absolute Capital Asset Allocator Fund	1.95%	$1,000.00	$1,045.60	$10.00	$1,015.29	$9.85
Absolute Capital Defender Fund	1.95%	$1,000.00	$1,042.80	$9.99	$1,015.29	$9.85
Institutional Class:
Absolute Capital Asset Allocator Fund	1.70%	$1,000.00	$1,046.50	$8.72	$1,016.55	$8.59
Absolute Capital Defender Fund	1.70%	$1,000.00	$1,042.80	$8.71	$1,016.55	$8.59
Investor Class:
Absolute Capital Asset Allocator Fund	2.70%	$1,000.00	$1,042.50	$13.82	$1,011.53	$13.62
Absolute Capital Defender Fund	2.70%	$1,000.00	$1,039.50	$13.80	$1,011.53	$13.62

*	Expenses are equal to the Funds’ annualized expense ratio multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

Absolute Funds
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2018

Approval of Interim Investment Advisory Agreement and Advisory Agreement – Absolute Capital Asset Allocator Fund and Absolute Capital Defender Fund*

In connection with a special meeting held on June 26, 2018, the Board of Trustees (the “Board”) of Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the interim investment advisory agreement and the advisory agreement (the “Advisory Agreements”) between Absolute Capital Management, LLC (the “Adviser”) and the Trust, with respect to the Absolute Capital Asset Allocator Fund (“Asset Allocator”) and Absolute Capital Defender Fund (“Capital Defender”) (collectively the “Funds”). In considering the approval of the Advisory Agreements, the Trustees received materials specifically relating to the Funds and the Advisory Agreements.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreements.

Nature, Quality and Extent of Services. The Board observed that the Adviser was founded in 2002 and provided turn-key money management programs to its clients. The Board observed that the Adviser managed approximately $294 million in assets. The Board noted that the Adviser’s key investment personnel had many years of experience in the financial industry and impressive academic résumés. The Board discussed that the Adviser had built a strategy based on research, security selection and allocation over the past 15 years through various market environments. The Board discussed the Adviser’s risk management and compliance programs, noting that the Adviser’s portfolio manager monitored investments on a daily basis and reviewed monthly compliance checklists and reports to determine any potential exceptions to investment policies or restrictions. The Board noted that all trade instructions were reviewed before they were sent to the broker for execution. The Board observed that the Adviser reviewed trades at least quarterly for best execution. The CCO added that there were no material compliance issues of note since the most recent renewal of the advisory agreement. After discussion, the Board concluded that the change of control of the Adviser would not impact the nature, extent or quality of the Adviser’s services to the Absolute Funds, and that the Adviser should continue to offer high quality services to the Absolute Funds and their shareholders.

Performance.

Asset Allocator—The Board noted that Asset Allocator had net returns of 5.68% and 5.86% over the one-year and since inception periods, respectively, which trailed its Morningstar category and Broadridge peer group for both periods. The Board observed that Asset Allocator’s performance had improved markedly since the April 30, 2018 Broadridge report, and that the Adviser believed that Asset Allocator was performing in line with expectations. The Board commented that Asset Allocator may not have had as much exposure to large capitalization equities as the other funds in its peer group, but noted that the Adviser was managing Asset Allocator as was intended and Asset Allocator was achieving its stated

Absolute Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2018

objective. Although past performance is not predictive of future returns, the Board concluded that the Adviser should continue to provide reasonable results for Asset Allocator and its shareholders.

Capital Defender—The Board discussed that Capital Defender had net returns of 3.53% and 3.39% over the one-year and since inception periods, respectively, which trailed its Morningstar category and Broadridge peer group for both periods. The Board noted that Capital Defender was more conservative than most, if not all, funds in its peer group, and had more debt securities in its asset mix. The Board attributed Capital Defender’s fourth quartile rankings to its defensive nature. The Board discussed that Capital Defender’s performance had improved since the April 30, 2018 Broadridge report, and that the Adviser had stated that Capital Defender was performing in line with expectations. The Board further commented that the Adviser was advising Capital Defender in a manner such that it was achieving its stated objective. Although past performance is not predictive of future returns, the Board concluded that the Adviser should continue to provide reasonable results for Capital Defender and its shareholders.

Fees and Expenses. The Board recognized that Asset Allocator and Capital Defender were in the same Morningstar category and had identical Broadridge peer groups. The Board compared the Adviser’s 1.00% advisory fee for each of the Absolute Funds with that of the peer group and Morningstar category and discussed that it was on par with the peer group median, and slightly higher than the peer group average of 0.96% and Morningstar category median of 0.95%. The Board discussed that the 1.98% net expense ratio of each Absolute Fund was higher than the peer group and Morningstar category medians and averages, and recalled its discussion with the Adviser that the Absolute Funds were smaller than the funds in the peer group and Morningstar category which impacted the net expense ratios. Given these considerations, the Board concluded that the Adviser’s advisory fee for each Absolute Fund was not unreasonable.

Economies of Scale. The Board discussed the size of each Absolute Fund and its prospects for growth, concluding the Adviser had not achieved meaningful economies necessitating the establishment of breakpoints. The Board noted the Adviser was willing to discuss the implementation of breakpoints as the assets of each Absolute Fund grew and the Adviser achieved material economies of scale related to its operations. The Board agreed to monitor and revisit this issue at the appropriate time.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with its advisory services provided to each Absolute Fund and noted that the Adviser was managing each Absolute Fund at a modest profit both in absolute dollars and in percentages. The Board concluded, therefore, that the Adviser’s profitability was not excessive.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board concluded that the Adviser’s advisory fee charged to each Fund was not unreasonable and that approval of the Advisory Agreements was in the best interests of each Fund and its respective shareholders.

*	Due to timing of the contract approval schedule, these deliberations may or may not relate to the current performance results of the Funds.

Absolute Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2018

The Board of Trustees of Northern Lights Fund Trust III (the “Trust”) held a Special Meeting of the Shareholders of the Absolute Capital Asset Allocator Fund and the Absolute Capital Defender Fund (each a “Fund” and collectively, the “Funds”), each a series of the Trust, on October 24, 2018 for the purpose of approving an amended and restated Investment Advisory Agreement, by and among the Trust and Absolute Capital Management, LLC, both Funds’ current investment adviser.

At the close of business August 2, 2018, the record date for the Special Meeting of Shareholders, there were outstanding 1,433,969 shares of beneficial interest of the Absolute Capital Asset Allocator Fund and 1,582,054 shares of beneficial interest of the Absolute Capital Defender Fund. Accordingly, shares represented in person and by proxy at the Special Meeting equaled 54.37% of the outstanding shares of the Absolute Capital Asset Allocator Fund and 59.28% of the outstanding shares of the Absolute Capital Defender Fund. Therefore, a quorum was present for the Fund.

With respect to approval of a proposed amended and restated Investment Advisory Agreement the following votes were cast:

	Absolute Capital Asset Allocator Fund	Absolute Capital Defender Fund
For Approval	575,402	818,152
Against Approval	53,057	2,826
Abstained	151,161	116,867

Absolute Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2018

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees
Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2004).	2	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2012); Wasatch Funds Trust, (since 1986); University of Utah Research Foundation (April 2000 to May 2018); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (October 2009 to June 2014).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations & Opinions Group, Lincoln International LLC (since August 2007).	2	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	2	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); Vice President- Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	2	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Co-owner and Vice President, Latin America Agriculture Development Corp. (since May 2015); Formerly Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (June 1976 to April 2014); President, Celeritas Rail Consulting (since June 2014).	2	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2015); PS Technology, Inc. (2010-2013).

*	As of September 30, 2018, the Trust was comprised of 33 active portfolios managed by 15 unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

9/30/18-NLFT III-v1

Absolute Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2018

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Richard Malinowski 80 Arkay Drive, Hauppauge, NY 11788 1983	President	Since August 2017, indefinite	Senior Vice President (since 2017), Vice President and Counsel (2015-2016) and Assistant Vice President (2012–2015), Gemini Fund Services, LLC; Vice President and Manager, BNY Mellon Investment Servicing (US), Inc., (2011-2012).
Brian Curley 80 Arkay Drive, Hauppauge, NY 11788 1970	Treasurer	Since February 2013, indefinite	Vice President, Gemini Fund Services, LLC (since 2015), Assistant Vice President, Gemini Fund Services, LLC (2012-2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008- 2012); Senior Associate of Fund Administration, Morgan Stanley (1999-2008).
Eric Kane 80 Arkay Drive, Hauppauge, NY 11788 1981	Secretary	Since November 2013, indefinite	Vice President and Counsel, Gemini Fund Services, LLC (since 2017), Assistant Vice President, Gemini Fund Services, LLC (2014- 2017), Staff Attorney, Gemini Fund Services, LLC (2013-2014), Law Clerk, Gemini Fund Services, LLC (2009-2013), Legal Intern, NASDAQ OMX (2011), Hedge Fund Administrator, Gemini Fund Services, LLC (2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (2006-2008).
William Kimme 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (2009-2011); Assistant Director, FINRA (2000-2009).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-594-1249.

9/30/18-NLFT III-v1

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes–information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes–information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡         affiliates from using your information to market to you

¡         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-645-5462 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-594-1249.

INVESTMENT ADVISOR
Absolute Capital Management, LLC
101 Pennsylvania Blvd.
Pittsburgh, PA 15228

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2018 – $27,000

2017 – $26,000

2016 – $26,000

(b)	Audit-Related Fees

2018 – None

2017 – None

2016 – None

(c)	Tax Fees

2018 – $6,000

2017 – $6,000

2016 – $5,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2018 – None

2017 – None

2016 – None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2016	2017	2018
Audit-Related Fees:	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2018 – $6,000

2017 – $6,000

2016 – $5,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, President/Principal Executive Officer

Date 12/7/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, President/Principal Executive Officer

Date 12/7/18

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Treasurer/Principal Financial Officer

Date 12/7/18